STATEMENT OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
STATEMENTS OF OPERATIONS [Abstract]
REVENUE		$ 161,500
EXPENSES
Professional fees	$ 614,519	1,691,158
Stock compensation expense	326,739	$ 785,082
Salary	274,007
Depreciation expense	67,722	$ 33,861
Contract cancellation	726,700
General and administrative	202,933	$ 234,529
Operating expenses	2,212,620	2,744,630
LOSS FROM OPERATIONS	(2,212,620)	$ (7,019,876)
Interest expense	10,549
NET LOSS BEFORE FOLLOWING	(2,223,170)	$ (7,019,876)
Write down of mining property	360,000	$ 360,000
Prior period adjustment	61,200
NET LOSS	$ (2,284,370)	$ (7,019,876)
Net loss per common share - basic and fully diluted	$ (0.18)	$ (0.18)
Weighted average number of common shares outstanding	23,652,991	39,769,016